Loans (Period-End Balances And Various Asset Quality Attributes By Origination Vintage For Permanent Mortgage Classes Of Loans) (Details) (Permanent Mortgage [Member], USD $)
In Millions, unless otherwise specified
	Dec. 31, 2011		Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Permanent Mortgage - Period End Balance	$ 828	[1]	$ 1,143	[2]
Avg orig CLTV	70.90%		77.60%
Avg orig FICO	734		733
% Broker	48.70%		50.70%
% TN	3.10%		3.10%
% 1st Lien	99.40%		97.70%
Avg Refreshed FICO	717			[3]
Restricted loan balance	40.6		55.7
Pre-2004 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Permanent Mortgage - Period End Balance	170	[1]	190	[2]
Avg orig CLTV	64.80%		67.80%
Avg orig FICO	726		727
% Broker	48.70%		48.20%
% TN	10.00%		9.60%
% 1st Lien	96.90%		99.60%
Avg Refreshed FICO	739			[3]
2004 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Permanent Mortgage - Period End Balance	12	[1]	15	[2]
Avg orig CLTV	78.20%		82.00%
Avg orig FICO	719		725
% Broker	17.80%		19.20%
% TN	15.00%		25.70%
% 1st Lien	100.00%		100.00%
Avg Refreshed FICO	690			[3]
2005 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Permanent Mortgage - Period End Balance	63	[1]	81	[2]
Avg orig CLTV	74.40%		79.80%
Avg orig FICO	740		742
% Broker	37.30%		34.30%
% TN	2.60%		5.40%
% 1st Lien	100.00%		98.30%
Avg Refreshed FICO	733			[3]
2006 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Permanent Mortgage - Period End Balance	115	[1]	154	[2]
Avg orig CLTV	71.50%		79.20%
Avg orig FICO	735		734
% Broker	37.90%		41.10%
% TN	1.40%		2.10%
% 1st Lien	100.00%		97.00%
Avg Refreshed FICO	710			[3]
2007 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Permanent Mortgage - Period End Balance	314	[1]	447	[2]
Avg orig CLTV	71.00%		79.10%
Avg orig FICO	734		732
% Broker	55.50%		56.10%
% TN	1.20%		1.00%
% 1st Lien	100.00%		95.60%
Avg Refreshed FICO	706			[3]
2008 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Permanent Mortgage - Period End Balance	$ 154	[1]	$ 256	[2]
Avg orig CLTV	73.90%		79.90%
Avg orig FICO	742		737
% Broker	50.10%		55.70%
% TN	0.40%		0.80%
% 1st Lien	99.90%		100.00%
Avg Refreshed FICO	718			[3]

[1]	Includes $40.6 million of restricted loan balances and first lien mortgages recognized through the exercise of cleanup calls for certain proprietary first lien securitization trusts.
[2]	Includes $55.7 million of restricted loan balances and first lien mortgages recognized through the exercise of cleanup calls for certain proprietary first lien securitization trusts.
[3]	Refreshed FICO scores were not obtained prior to first quarter 2011.